Fair Value Measurements (Details) - Schedule of the derivative liabilities measured at fair value using significant unobservable inputs Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value, Beginning	$ 35,700	$ 35,400	$ 33,400
Loan derivative liability			2,800
Re-measurement of fair value		300	(800)
Private Warrant liability acquired as part of the Business Combination	2,545
Forfeiture of Private Warrants	1,696
Change in fair value measurement	(38,710)
Fair value, Ending	$ 1,231	$ 35,700	$ 35,400